Note 6 - Long-term Bank Loans (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2020	September 30, 2021
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	24,625,000	-
Joanna Maritime Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	-	12,200,000
Diamantis Shipowners Ltd.	3,026,300	2,544,920
Spetses Shipowners Ltd. / Kea Shipowners Ltd. / Hydra Shipowners Ltd.	11,150,000	8,900,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	28,500,000	26,100,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	-	10,000,000
	67,301,300	59,744,920
Less: Current portion	(20,891,840)	(14,994,920)
Long-term portion	46,409,460	44,750,000
Deferred charges, current portion	246,520	200,860
Deferred charges, long-term portion	189,432	310,084
Long-term bank loans, current portion net of deferred charges	20,645,320	14,794,060
Long-term bank loans, long-term portion net of deferred charges	46,220,028	44,439,916

Loan from related party, current
Euroseas Ltd.	2,500,000	-

Schedule of Future Annual Loan Repayments [Table Text Block]
To September 30:
2022	14,994,920
2023	20,550,000
2024	20,200,000
2025	4,000,000
Total	59,744,920